Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	ALPS Series Trust
Entity Central Index Key	0001558107
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 28, 2020
Document Effective Date	Jan. 28, 2020
Prospectus Date	Jan. 28, 2020